Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Disclosure of changes in noncash working capital [Table Text Block]
	Year ended December 31,
	2022	2021
	$	$
Receivables and receivable due from related party	5,643	(4,628)
Prepaid expenses and deposits	10	(235)
Accounts payable, accrued liabilities and payable due to related party	1,445	(2,322)
Change in non-cash working capital	7,098	(7,185)